Taxation (Details Narrative) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Loss before income tax	€ 31.0	€ 27.3
Non-cash fair value gains on derivative financial instruments	€ 6.9	7.6
Statutory tax rate	21.00%
Corporate income tax rate	12.50%
Unrecognised deferred tax assets	€ 11.0	€ 6.2